Note 18 - Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	July 31, 2023				July 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,929	$-	$-	$24,929	$20,062	$-	$-	$20,062
Non-interest income	101	2,020	(191)	1,930	12	1,206	(41)	1,177
Total revenue	25,030	2,020	(191)	26,859	20,074	1,206	(41)	21,239

Provision for (recovery of) credit losses	171	-	-	171	166	-	-	166
	24,859	2,020	(191)	26,688	19,908	1,206	(41)	21,073

Non-interest expenses:
Salaries and benefits	5,891	1,562	-	7,453	5,600	1,168	-	6,768
General and administrative	4,257	380	(191)	4,446	5,217	343	(41)	5,519
Premises and equipment	610	370	-	980	610	319	-	929
	10,758	2,312	(191)	12,879	11,427	1,830	(41)	13,216

Income (loss) before income taxes	14,101	(292)	-	13,809	8,481	(624)	-	7,857

Income tax provision	3,999	(193)	-	3,806	2,099	38	-	2,137

Net income (loss)	$10,102	$(99)	$-	$10,003	$6,382	$(662)	$-	$5,720

Total assets	$3,971,781	$25,485	$(16,421)	$3,980,845	$3,076,611	$21,796	$(23,064)	$3,075,343

Total liabilities	$3,609,832	$29,123	$(23,153)	$3,615,802	$2,725,820	$24,794	$(21,919)	$2,728,695
(thousands of Canadian dollars)
for the nine months ended	July 31, 2023				July 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$73,812	$-	$-	$73,812	$54,189	$-	$-	$54,189
Non-interest income	225	5,999	(574)	5,650	14	4,061	(124)	3,951
Total revenue	74,037	5,999	(574)	79,462	54,203	4,061	(124)	58,140

Provision for (recovery of) credit losses	793	-	-	793	246	-	-	246
	73,244	5,999	(574)	78,669	53,957	4,061	(124)	57,894

Non-interest expenses:
Salaries and benefits	19,505	4,634	-	24,139	16,625	2,952	-	19,577
General and administrative	10,250	1,212	(574)	10,888	12,460	826	(124)	13,162
Premises and equipment	1,845	1,068	-	2,913	1,851	1,029	-	2,880
	31,600	6,914	(574)	37,940	30,936	4,807	(124)	35,619

Income (loss) before income taxes	41,644	(915)	-	40,729	23,021	(746)	-	22,275

Income tax provision	11,779	(733)	-	11,046	5,805	241	-	6,046

Net income (loss)	$29,865	$(182)	$-	$29,683	$17,216	$(987)	$-	$16,229

Total assets	$3,971,781	$25,485	$(16,421)	$3,980,845	$3,076,611	$21,796	$(23,064)	$3,075,343

Total liabilities	$3,609,832	$29,123	$(23,153)	$3,615,802	$2,725,820	$24,794	$(21,919)	$2,728,695